AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION SEPTEMBER 28, 1995.
                                                               File No. 33-38946


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.  ---                             ---

  Post-Effective Amendment No.  7                               X

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  6                                             ---


                 KEYSTONE CAPITAL PRESERVATION AND INCOME FUND
        (formerly Keystone America Capital Preservation and Income Fund)
               (Exact name of Registrant as specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5043
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 338-3200

              Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                             Boston, MA 02116-5034
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective

---  immediately upon filing pursuant to Paragraph (b)
---  on (date) pursuant to Paragraph (b)
 X   60 days after filing pursuant to Paragraph (a)(1)
---  on (date) pursuant to Paragraph (a)(1)
---  75 days after filing pursuant to Paragraph (a)(2)
---  on (date) pursuant to Paragraph (a)(2) of Rule 485.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                              Proposed    Proposed
Title of                      Maximum     Maximum
Securities     Amount         Offering    Aggregate    Amount of
Being          Being          Price       Offering     Registration
Registered     Registered     Per Unit*   Price**      Fee
-------------------------------------------------------------------
Shares of      5,827,869      $9.99       $290,000     $100
$1.00 Par
Value
-------------------------------------------------------------------

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on September 20, 1995.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 5,798,840 shares of the Fund were redeemed during its fiscal year ended September 30, 1994. Of such shares, none were used for a reduction pursuant to Rule 24f-2(c). The total amount of shares being used for a reduction in this filing is 5,798,840.

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended September 30, 1994 was filed on November 29, 1994.

                 KEYSTONE CAPITAL PRESERVATION AND INCOME FUND

                                  CONTENTS OF

                       POST-EFFECTIVE AMENDMENT NO. 7 to

                             REGISTRATION STATEMENT



         This Post-Effective Amendment No. 7 to Registration Statement No. 33-38946 incorporates by reference, without change, all other information contained in Post-Effective Amendment No. 5 to Registration Statement No. 33-38946/811-6278.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 26th day of September, 1995.


                                             KEYSTONE CAPITAL PRESERVATION
                                             AND INCOME FUND

                                             By:/s/ George S. Bissell
                                                ------------------------
                                                George S. Bissell*
                                                Chairman of the Board


                                            *By:/s/ James M. Wall
                                                ------------------------
                                                James M. Wall**
                                                Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of September, 1995.


SIGNATURES                         TITLE
----------                         -----


/s/ George S. Bissell              Chairman of the Board and Trustee
--------------------------
George S. Bissell*


/s/ Albert H. Elfner, III          Chief Executive Officer, President
--------------------------         and Trustee
Albert H. Elfner, III*


/s/ Kevin J. Morrissey             Treasurer (Principal Financial
--------------------------         and Accounting Officer)
Kevin J. Morrissey*



                                  *By:/s/ James M. Wall
                                      ------------------------
                                      James M. Wall**
                                      Attorney-in-Fact

SIGNATURES                         TITLE
----------                         -----


/s/ Frederick Amling               Trustee
--------------------------
Frederick Amling*

/s/ Charles A. Austin, III         Trustee
--------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell              Trustee
--------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin              Trustee
--------------------------
Charles F. Chapin*

/s/ Leroy Keith, Jr.               Trustee
--------------------------
Leroy Keith, Jr.*

/s/ K. Dun Gifford                 Trustee
--------------------------
K. Dun Gifford*

/s/ F. Ray Keyser, Jr.             Trustee
--------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson            Trustee
--------------------------
David M. Richardson*

/s/ Richard J. Shima               Trustee
--------------------------
Richard J. Shima*

/s/ Andrew J. Simons               Trustee
--------------------------
Andrew J. Simons*


                                  *By:/s/ James M. Wall
                                      ------------------------
                                      James M. Wall**
                                      Attorney-in-Fact


**James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                               INDEX TO EXHIBITS

                                                              Page Number
                                                              In Sequential
Exhibit Number             Exhibit                            Numbering System
--------------             -------                            ----------------
      1                    Declaration of Trust1
                           Supplements to Trust3

      2                    By-Laws1

      5                    Investment Advisory and
                           Management Agreement4

      6                    Principal Underwriting Agreement4
                           Dealers Agreement1

      8                    Custodian, Fund Accounting and
                           Recordkeeping Agreement2

     10                    Opinion and Consent of Counsel
                           Opinion and Consent of Counsel
                             relating to the Class B and C shares6
                           Opinion and Consent of Counsel
                             relating to the Class A7

     11                    Independent Auditors' Consent7

     13                    Subscription Agreement1

     14                    Model Retirement Plans5

     15                    Form of Class A, B and C Distribution Plans7

     16                    Total Return and Yield Schedules7

     17                    Financial Data Schedules

     18                    Multiple Class Plan8

     19                    Powers of Attorney


--------------------

     1 Incorporated herein by reference to Registration Statement
No. 33-38946/811-6278.

     2 Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 33-38946/811-6278.

     3 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement No. 33-38946/811-6278.

     4 Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement No. 33-38946/811-6278

     5 Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.

     6 Incorporated herein by reference to Registrants Rule 24f-2
Notice filed on November 30, 1993.

     7 Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement No. 33-38946/811-6278.

     8 Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement No. 33-38946/811-6278.